Segment Reporting (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
China [Member]
Segment Reporting [Textual]
Long-lived assets	$ 43,119,208	$ 22,979,974
United States [Member]
Segment Reporting [Textual]
Long-lived assets	$ 3,315,096	$ 2,584,056